Risk/Return Detail Data - FidelitySustainableTargetDateFunds-ComboClassAMCIZPro - USD ($)			12 Months Ended		24 Months Ended
		Oct. 30, 2025	Oct. 30, 2025	Dec. 31, 2024	Oct. 30, 2025
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date Retirement Fund | Fidelity Advisor Sustainable Target Date Retirement Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[1]	0.00%
Management Fees (as a percentage of Assets)	[2]	0.41%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[2]	0.66%
Expense Example, with Redemption, 1 Year		$ 639
Expense Example, with Redemption, 3 Years		774
Expense Example, with Redemption, 5 Years		922
Expense Example, with Redemption, 10 Years		1,350
Expense Example, No Redemption, 1 Year		639
Expense Example, No Redemption, 3 Years		774
Expense Example, No Redemption, 5 Years		922
Expense Example, No Redemption, 10 Years		$ 1,350
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			(2.20%)		0.78%	[3]
Annual Return [Percent]				3.76%
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date Retirement Fund | Fidelity Advisor Sustainable Target Date Retirement Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[1]	0.00%
Management Fees (as a percentage of Assets)	[2]	0.41%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[2]	0.91%
Expense Example, with Redemption, 1 Year		$ 440
Expense Example, with Redemption, 3 Years		630
Expense Example, with Redemption, 5 Years		836
Expense Example, with Redemption, 10 Years		1,430
Expense Example, No Redemption, 1 Year		440
Expense Example, No Redemption, 3 Years		630
Expense Example, No Redemption, 5 Years		836
Expense Example, No Redemption, 10 Years		$ 1,430
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			(0.11%)		1.99%	[4]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date Retirement Fund | Fidelity Advisor Sustainable Target Date Retirement Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[5]	1.00%
Management Fees (as a percentage of Assets)	[2]	0.41%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[2]	1.41%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 244
Expense Example, with Redemption, 3 Years		446
Expense Example, with Redemption, 5 Years		771
Expense Example, with Redemption, 10 Years		1,486
Expense Example, No Redemption, 1 Year		144
Expense Example, No Redemption, 3 Years		446
Expense Example, No Redemption, 5 Years		771
Expense Example, No Redemption, 10 Years		$ 1,486
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			1.98%		3.70%	[6]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date Retirement Fund | Fidelity Advisor Sustainable Target Date Retirement Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[2]	0.41%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[2]	0.41%
Expense Example, with Redemption, 1 Year		$ 42
Expense Example, with Redemption, 3 Years		132
Expense Example, with Redemption, 5 Years		230
Expense Example, with Redemption, 10 Years		518
Expense Example, No Redemption, 1 Year		42
Expense Example, No Redemption, 3 Years		132
Expense Example, No Redemption, 5 Years		230
Expense Example, No Redemption, 10 Years		$ 518
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			4.02%		4.74%	[7]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date Retirement Fund | Fidelity Advisor Sustainable Target Date Retirement Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[2]	0.31%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[2]	0.31%
Expense Example, with Redemption, 1 Year		$ 32
Expense Example, with Redemption, 3 Years		100
Expense Example, with Redemption, 5 Years		174
Expense Example, with Redemption, 10 Years		393
Expense Example, No Redemption, 1 Year		32
Expense Example, No Redemption, 3 Years		100
Expense Example, No Redemption, 5 Years		174
Expense Example, No Redemption, 10 Years		$ 393
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			4.13%		4.85%	[8]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date Retirement Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity® Sustainable Target Date Retirement Fund/Fidelity Advisor® Sustainable Target Date Retirement Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Sustainable Target Date Retirement Fund seeks high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 116 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 23% of the average value of its portfolio.
Portfolio Turnover, Rate		23.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 116 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing at least 80% of assets in underlying funds that are (i) Fidelity® funds that invest in securities of issuers that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes have proven or improving sustainability practices or positive environmental, social and governance (ESG) characteristics (Fidelity® Sustainable Funds), (ii) Fidelity index funds that track an ESG Index (Fidelity® Sustainable Index Funds), and (iii) Fidelity® funds that do not have a principal ESG investment strategy but invest at least 80% of assets in U.S. and international sovereign or government-related debt securities that the Fidelity® Sustainable Target Date Fund Adviser believes have positive ESG characteristics (Fidelity® Traditional Funds) (collectively, underlying Fidelity® Funds). Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Evaluating each security in which a Fidelity® Traditional Fund invests to determine whether 80% of assets are invested in sovereign or government-related debt securities whose issuers have positive ESG characteristics by considering the sustainability practices of the country or other issues based on an evaluation of such issuer's individual ESG profile using the Adviser's proprietary ESG ratings process.The Adviser's proprietary ESG ratings process evaluates the current state of an issuer's sustainability practices using a data-driven framework that includes both proprietary and third-party data, and also provides a qualitative forward-looking assessment of an issuer's sustainability outlook provided by the Adviser's fundamental research analysts and ESG team.Allocating assets according to a stable neutral asset allocation strategy. A revised neutral asset allocation strategy (approximately 18% in U.S. equity funds, 12% in international equity funds, 33% in U.S. investment grade bond funds, 5% in international bond funds, 2% in long-term treasury bond funds, 24% in short-term inflation protected bond funds, and 7% in short-term funds; allocations do not add to 100% due to rounding) is expected to take effect by the end of the first quarter of 2027. During the fourth quarter of 2025, the Adviser will begin transitioning the neutral asset allocation percentages to achieve the desired allocations. The Adviser may modify the fund's neutral asset allocations from time to time when in the interests of shareholders.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Fidelity® Sustainable Funds employ sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Description of Underlying Fidelity® Funds" for additional information.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		2.08%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Sep. 30, 2024
Highest Quarterly Return		4.49%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Dec. 31, 2024
Lowest Quarterly Return		(2.49%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date Retirement Fund | After Taxes on Distributions | Fidelity Advisor Sustainable Target Date Retirement Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			(3.35%)		(0.46%)	[3]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date Retirement Fund | After Taxes on Distributions and Sales | Fidelity Advisor Sustainable Target Date Retirement Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(1.19%)		0.12%	[3]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date Retirement Fund | IXUFW
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Sustainable Target Date Income Composite Index℠
Average Annual Return, Percent			4.95%		5.48%
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date Retirement Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%		1.79%
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2010 Fund | Fidelity Advisor Sustainable Target Date 2010 Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[9]	0.00%
Management Fees (as a percentage of Assets)	[10]	0.41%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[10]	0.66%
Expense Example, with Redemption, 1 Year		$ 639
Expense Example, with Redemption, 3 Years		774
Expense Example, with Redemption, 5 Years		922
Expense Example, with Redemption, 10 Years		1,350
Expense Example, No Redemption, 1 Year		639
Expense Example, No Redemption, 3 Years		774
Expense Example, No Redemption, 5 Years		922
Expense Example, No Redemption, 10 Years		$ 1,350
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			(1.52%)		1.76%	[11]
Annual Return [Percent]				4.49%
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2010 Fund | Fidelity Advisor Sustainable Target Date 2010 Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[9]	0.00%
Management Fees (as a percentage of Assets)	[10]	0.41%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[10]	0.91%
Expense Example, with Redemption, 1 Year		$ 440
Expense Example, with Redemption, 3 Years		630
Expense Example, with Redemption, 5 Years		836
Expense Example, with Redemption, 10 Years		1,430
Expense Example, No Redemption, 1 Year		440
Expense Example, No Redemption, 3 Years		630
Expense Example, No Redemption, 5 Years		836
Expense Example, No Redemption, 10 Years		$ 1,430
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			0.62%		3.00%	[12]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2010 Fund | Fidelity Advisor Sustainable Target Date 2010 Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[13]	1.00%
Management Fees (as a percentage of Assets)	[10]	0.41%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[10]	1.41%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 244
Expense Example, with Redemption, 3 Years		446
Expense Example, with Redemption, 5 Years		771
Expense Example, with Redemption, 10 Years		1,486
Expense Example, No Redemption, 1 Year		144
Expense Example, No Redemption, 3 Years		446
Expense Example, No Redemption, 5 Years		771
Expense Example, No Redemption, 10 Years		$ 1,486
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			2.73%		4.73%	[14]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2010 Fund | Fidelity Advisor Sustainable Target Date 2010 Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[10]	0.41%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[10]	0.41%
Expense Example, with Redemption, 1 Year		$ 42
Expense Example, with Redemption, 3 Years		132
Expense Example, with Redemption, 5 Years		230
Expense Example, with Redemption, 10 Years		518
Expense Example, No Redemption, 1 Year		42
Expense Example, No Redemption, 3 Years		132
Expense Example, No Redemption, 5 Years		230
Expense Example, No Redemption, 10 Years		$ 518
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			4.82%		5.79%	[15]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2010 Fund | Fidelity Advisor Sustainable Target Date 2010 Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[10]	0.31%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[10]	0.31%
Expense Example, with Redemption, 1 Year		$ 32
Expense Example, with Redemption, 3 Years		100
Expense Example, with Redemption, 5 Years		174
Expense Example, with Redemption, 10 Years		393
Expense Example, No Redemption, 1 Year		32
Expense Example, No Redemption, 3 Years		100
Expense Example, No Redemption, 5 Years		174
Expense Example, No Redemption, 10 Years		$ 393
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			4.95%		5.90%	[16]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2010 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity® Sustainable Target Date 2010 Fund/Fidelity Advisor® Sustainable Target Date 2010 Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Sustainable Target Date 2010 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 116 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.
Portfolio Turnover, Rate		15.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 116 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing at least 80% of assets in underlying funds that are (i) Fidelity® funds that invest in securities of issuers that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes have proven or improving sustainability practices or positive environmental, social and governance (ESG) characteristics (Fidelity® Sustainable Funds), (ii) Fidelity index funds that track an ESG Index (Fidelity® Sustainable Index Funds), and (iii) Fidelity® funds that do not have a principal ESG investment strategy but invest at least 80% of assets in U.S. and international sovereign or government-related debt securities that the Fidelity® Sustainable Target Date Fund Adviser believes have positive ESG characteristics (Fidelity® Traditional Funds) (collectively, underlying Fidelity® Funds). Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Evaluating each security in which a Fidelity® Traditional Fund invests to determine whether 80% of assets are invested in sovereign or government-related debt securities whose issuers have positive ESG characteristics by considering the sustainability practices of the country or other issues based on an evaluation of such issuer's individual ESG profile using the Adviser's proprietary ESG ratings process.The Adviser's proprietary ESG ratings process evaluates the current state of an issuer's sustainability practices using a data-driven framework that includes both proprietary and third-party data, and also provides a qualitative forward-looking assessment of an issuer's sustainability outlook provided by the Adviser's fundamental research analysts and ESG team.Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity® Sustainable Target Date Retirement Fund, approximately 10 to 19 years after the year 2010. The Adviser may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for the fund is expected to take effect by the end of the first quarter of 2027, as illustrated in the following chart. During the fourth quarter of 2025, the Adviser will begin transitioning the neutral asset allocation percentages to achieve the desired allocations. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, long-term inflation-protected bond, short-term inflation protected bond, and long-term treasury bond funds), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who retired in or within a few years of 2010 (target retirement date) at or around age 65.Fidelity® Sustainable Funds employ sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Description of Underlying Fidelity® Funds" for additional information. When the neutral asset allocation of a fund matches Fidelity® Sustainable Target Date Retirement Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity® Sustainable Target Date Retirement Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity® Sustainable Target Date Retirement Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		1.93%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Sep. 30, 2024
Highest Quarterly Return		4.81%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Dec. 31, 2024
Lowest Quarterly Return		(2.71%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2010 Fund | After Taxes on Distributions | Fidelity Advisor Sustainable Target Date 2010 Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			(2.70%)		0.51%	[11]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2010 Fund | After Taxes on Distributions and Sales | Fidelity Advisor Sustainable Target Date 2010 Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(0.84%)		0.85%	[11]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2010 Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%		1.79%
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2010 Fund | IXUFX
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Sustainable Target Date 2010 Composite Index℠
Average Annual Return, Percent			5.77%		6.46%
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2015 Fund | Fidelity Advisor Sustainable Target Date 2015 Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[17]	0.00%
Management Fees (as a percentage of Assets)	[18]	0.42%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[18]	0.67%
Expense Example, with Redemption, 1 Year		$ 640
Expense Example, with Redemption, 3 Years		777
Expense Example, with Redemption, 5 Years		927
Expense Example, with Redemption, 10 Years		1,362
Expense Example, No Redemption, 1 Year		640
Expense Example, No Redemption, 3 Years		777
Expense Example, No Redemption, 5 Years		927
Expense Example, No Redemption, 10 Years		$ 1,362
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			(0.60%)		2.82%	[19]
Annual Return [Percent]				5.47%
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2015 Fund | Fidelity Advisor Sustainable Target Date 2015 Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[17]	0.00%
Management Fees (as a percentage of Assets)	[18]	0.42%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[18]	0.92%
Expense Example, with Redemption, 1 Year		$ 441
Expense Example, with Redemption, 3 Years		633
Expense Example, with Redemption, 5 Years		841
Expense Example, with Redemption, 10 Years		1,442
Expense Example, No Redemption, 1 Year		441
Expense Example, No Redemption, 3 Years		633
Expense Example, No Redemption, 5 Years		841
Expense Example, No Redemption, 10 Years		$ 1,442
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			1.55%		4.07%	[20]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2015 Fund | Fidelity Advisor Sustainable Target Date 2015 Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[21]	1.00%
Management Fees (as a percentage of Assets)	[18]	0.42%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[18]	1.42%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 245
Expense Example, with Redemption, 3 Years		449
Expense Example, with Redemption, 5 Years		776
Expense Example, with Redemption, 10 Years		1,497
Expense Example, No Redemption, 1 Year		145
Expense Example, No Redemption, 3 Years		449
Expense Example, No Redemption, 5 Years		776
Expense Example, No Redemption, 10 Years		$ 1,497
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			3.71%		5.84%	[22]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2015 Fund | Fidelity Advisor Sustainable Target Date 2015 Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[18]	0.42%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[18]	0.42%
Expense Example, with Redemption, 1 Year		$ 43
Expense Example, with Redemption, 3 Years		135
Expense Example, with Redemption, 5 Years		235
Expense Example, with Redemption, 10 Years		530
Expense Example, No Redemption, 1 Year		43
Expense Example, No Redemption, 3 Years		135
Expense Example, No Redemption, 5 Years		235
Expense Example, No Redemption, 10 Years		$ 530
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			5.75%		6.87%	[23]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2015 Fund | Fidelity Advisor Sustainable Target Date 2015 Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[18]	0.32%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[18]	0.32%
Expense Example, with Redemption, 1 Year		$ 33
Expense Example, with Redemption, 3 Years		103
Expense Example, with Redemption, 5 Years		180
Expense Example, with Redemption, 10 Years		406
Expense Example, No Redemption, 1 Year		33
Expense Example, No Redemption, 3 Years		103
Expense Example, No Redemption, 5 Years		180
Expense Example, No Redemption, 10 Years		$ 406
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			5.85%		6.97%	[24]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2015 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity® Sustainable Target Date 2015 Fund/Fidelity Advisor® Sustainable Target Date 2015 Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Sustainable Target Date 2015 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 116 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 19% of the average value of its portfolio.
Portfolio Turnover, Rate		19.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 116 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing at least 80% of assets in underlying funds that are (i) Fidelity® funds that invest in securities of issuers that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes have proven or improving sustainability practices or positive environmental, social and governance (ESG) characteristics (Fidelity® Sustainable Funds), (ii) Fidelity index funds that track an ESG Index (Fidelity® Sustainable Index Funds), and (iii) Fidelity® funds that do not have a principal ESG investment strategy but invest at least 80% of assets in U.S. and international sovereign or government-related debt securities that the Fidelity® Sustainable Target Date Fund Adviser believes have positive ESG characteristics (Fidelity® Traditional Funds) (collectively, underlying Fidelity® Funds). Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Evaluating each security in which a Fidelity® Traditional Fund invests to determine whether 80% of assets are invested in sovereign or government-related debt securities whose issuers have positive ESG characteristics by considering the sustainability practices of the country or other issues based on an evaluation of such issuer's individual ESG profile using the Adviser's proprietary ESG ratings process.The Adviser's proprietary ESG ratings process evaluates the current state of an issuer's sustainability practices using a data-driven framework that includes both proprietary and third-party data, and also provides a qualitative forward-looking assessment of an issuer's sustainability outlook provided by the Adviser's fundamental research analysts and ESG team.Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity® Sustainable Target Date Retirement Fund, approximately 10 to 19 years after the year 2015. The Adviser may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for the fund is expected to take effect by the end of the first quarter of 2027, as illustrated in the following chart. During the fourth quarter of 2025, the Adviser will begin transitioning the neutral asset allocation percentages to achieve the desired allocations. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, long-term inflation-protected bond, short-term inflation protected bond, and long-term treasury bond funds), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who retired in or within a few years of 2015 (target retirement date) at or around age 65.Fidelity® Sustainable Funds employ sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Description of Underlying Fidelity® Funds" for additional information. When the neutral asset allocation of a fund matches Fidelity® Sustainable Target Date Retirement Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity® Sustainable Target Date Retirement Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity® Sustainable Target Date Retirement Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		1.61%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Sep. 30, 2024
Highest Quarterly Return		5.10%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Dec. 31, 2024
Lowest Quarterly Return		(2.87%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2015 Fund | After Taxes on Distributions | Fidelity Advisor Sustainable Target Date 2015 Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			(1.79%)		1.62%	[19]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2015 Fund | After Taxes on Distributions and Sales | Fidelity Advisor Sustainable Target Date 2015 Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(0.23%)		1.71%	[19]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2015 Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%		1.79%
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2015 Fund | IXUFY
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Sustainable Target Date 2015 Composite Index℠
Average Annual Return, Percent			6.71%		7.54%
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2020 Fund | Fidelity Advisor Sustainable Target Date 2020 Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[25]	0.00%
Management Fees (as a percentage of Assets)	[26]	0.43%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[26]	0.68%
Expense Example, with Redemption, 1 Year		$ 640
Expense Example, with Redemption, 3 Years		780
Expense Example, with Redemption, 5 Years		932
Expense Example, with Redemption, 10 Years		1,373
Expense Example, No Redemption, 1 Year		640
Expense Example, No Redemption, 3 Years		780
Expense Example, No Redemption, 5 Years		932
Expense Example, No Redemption, 10 Years		$ 1,373
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			0.20%		3.87%	[27]
Annual Return [Percent]				6.31%
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2020 Fund | Fidelity Advisor Sustainable Target Date 2020 Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[25]	0.00%
Management Fees (as a percentage of Assets)	[26]	0.43%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[26]	0.93%
Expense Example, with Redemption, 1 Year		$ 442
Expense Example, with Redemption, 3 Years		636
Expense Example, with Redemption, 5 Years		847
Expense Example, with Redemption, 10 Years		1,453
Expense Example, No Redemption, 1 Year		442
Expense Example, No Redemption, 3 Years		636
Expense Example, No Redemption, 5 Years		847
Expense Example, No Redemption, 10 Years		$ 1,453
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			2.43%		5.14%	[28]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2020 Fund | Fidelity Advisor Sustainable Target Date 2020 Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[29]	1.00%
Management Fees (as a percentage of Assets)	[26]	0.43%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[26]	1.43%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 246
Expense Example, with Redemption, 3 Years		452
Expense Example, with Redemption, 5 Years		782
Expense Example, with Redemption, 10 Years		1,509
Expense Example, No Redemption, 1 Year		146
Expense Example, No Redemption, 3 Years		452
Expense Example, No Redemption, 5 Years		782
Expense Example, No Redemption, 10 Years		$ 1,509
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			4.61%		6.92%	[30]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2020 Fund | Fidelity Advisor Sustainable Target Date 2020 Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[26]	0.43%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[26]	0.43%
Expense Example, with Redemption, 1 Year		$ 44
Expense Example, with Redemption, 3 Years		138
Expense Example, with Redemption, 5 Years		241
Expense Example, with Redemption, 10 Years		542
Expense Example, No Redemption, 1 Year		44
Expense Example, No Redemption, 3 Years		138
Expense Example, No Redemption, 5 Years		241
Expense Example, No Redemption, 10 Years		$ 542
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			6.68%		7.98%	[31]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2020 Fund | Fidelity Advisor Sustainable Target Date 2020 Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[26]	0.33%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[26]	0.33%
Expense Example, with Redemption, 1 Year		$ 34
Expense Example, with Redemption, 3 Years		106
Expense Example, with Redemption, 5 Years		185
Expense Example, with Redemption, 10 Years		418
Expense Example, No Redemption, 1 Year		34
Expense Example, No Redemption, 3 Years		106
Expense Example, No Redemption, 5 Years		185
Expense Example, No Redemption, 10 Years		$ 418
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			6.67%		8.06%	[32]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2020 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity® Sustainable Target Date 2020 Fund/Fidelity Advisor® Sustainable Target Date 2020 Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Sustainable Target Date 2020 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 116 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.
Portfolio Turnover, Rate		22.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 116 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing at least 80% of assets in underlying funds that are (i) Fidelity® funds that invest in securities of issuers that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes have proven or improving sustainability practices or positive environmental, social and governance (ESG) characteristics (Fidelity® Sustainable Funds), (ii) Fidelity index funds that track an ESG Index (Fidelity® Sustainable Index Funds), and (iii) Fidelity® funds that do not have a principal ESG investment strategy but invest at least 80% of assets in U.S. and international sovereign or government-related debt securities that the Fidelity® Sustainable Target Date Fund Adviser believes have positive ESG characteristics (Fidelity® Traditional Funds) (collectively, underlying Fidelity® Funds). Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Evaluating each security in which a Fidelity® Traditional Fund invests to determine whether 80% of assets are invested in sovereign or government-related debt securities whose issuers have positive ESG characteristics by considering the sustainability practices of the country or other issues based on an evaluation of such issuer's individual ESG profile using the Adviser's proprietary ESG ratings process.The Adviser's proprietary ESG ratings process evaluates the current state of an issuer's sustainability practices using a data-driven framework that includes both proprietary and third-party data, and also provides a qualitative forward-looking assessment of an issuer's sustainability outlook provided by the Adviser's fundamental research analysts and ESG team.Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity® Sustainable Target Date Retirement Fund, approximately 10 to 19 years after the year 2020. The Adviser may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for the fund is expected to take effect by the end of the first quarter of 2027, as illustrated in the following chart. During the fourth quarter of 2025, the Adviser will begin transitioning the neutral asset allocation percentages to achieve the desired allocations. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, long-term inflation-protected bond, short-term inflation protected bond, and long-term treasury bond funds), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who retired in or within a few years of 2020 (target retirement date) at or around age 65.Fidelity® Sustainable Funds employ sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Description of Underlying Fidelity® Funds" for additional information. When the neutral asset allocation of a fund matches Fidelity® Sustainable Target Date Retirement Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity® Sustainable Target Date Retirement Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity® Sustainable Target Date Retirement Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		1.29%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Sep. 30, 2024
Highest Quarterly Return		5.45%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Dec. 31, 2024
Lowest Quarterly Return		(3.15%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2020 Fund | After Taxes on Distributions | Fidelity Advisor Sustainable Target Date 2020 Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			(0.67%)		2.95%	[27]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2020 Fund | After Taxes on Distributions and Sales | Fidelity Advisor Sustainable Target Date 2020 Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			0.24%		2.64%	[27]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2020 Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%		1.79%
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2020 Fund | IXUFZ
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Sustainable Target Date 2020 Composite Index℠
Average Annual Return, Percent			7.65%		8.61%
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2025 Fund | Fidelity Advisor Sustainable Target Date 2025 Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[33]	0.00%
Management Fees (as a percentage of Assets)	[34]	0.44%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[34]	0.69%
Expense Example, with Redemption, 1 Year		$ 641
Expense Example, with Redemption, 3 Years		783
Expense Example, with Redemption, 5 Years		937
Expense Example, with Redemption, 10 Years		1,384
Expense Example, No Redemption, 1 Year		641
Expense Example, No Redemption, 3 Years		783
Expense Example, No Redemption, 5 Years		937
Expense Example, No Redemption, 10 Years		$ 1,384
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			0.94%		4.82%	[35]
Annual Return [Percent]				7.10%
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2025 Fund | Fidelity Advisor Sustainable Target Date 2025 Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[33]	0.00%
Management Fees (as a percentage of Assets)	[34]	0.44%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[34]	0.94%
Expense Example, with Redemption, 1 Year		$ 443
Expense Example, with Redemption, 3 Years		639
Expense Example, with Redemption, 5 Years		852
Expense Example, with Redemption, 10 Years		1,464
Expense Example, No Redemption, 1 Year		443
Expense Example, No Redemption, 3 Years		639
Expense Example, No Redemption, 5 Years		852
Expense Example, No Redemption, 10 Years		$ 1,464
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			3.09%		6.06%	[36]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2025 Fund | Fidelity Advisor Sustainable Target Date 2025 Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[37]	1.00%
Management Fees (as a percentage of Assets)	[34]	0.44%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[34]	1.44%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 247
Expense Example, with Redemption, 3 Years		456
Expense Example, with Redemption, 5 Years		787
Expense Example, with Redemption, 10 Years		1,520
Expense Example, No Redemption, 1 Year		147
Expense Example, No Redemption, 3 Years		456
Expense Example, No Redemption, 5 Years		787
Expense Example, No Redemption, 10 Years		$ 1,520
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			5.22%		7.81%	[38]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2025 Fund | Fidelity Advisor Sustainable Target Date 2025 Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[34]	0.44%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[34]	0.44%
Expense Example, with Redemption, 1 Year		$ 45
Expense Example, with Redemption, 3 Years		141
Expense Example, with Redemption, 5 Years		246
Expense Example, with Redemption, 10 Years		555
Expense Example, No Redemption, 1 Year		45
Expense Example, No Redemption, 3 Years		141
Expense Example, No Redemption, 5 Years		246
Expense Example, No Redemption, 10 Years		$ 555
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			7.35%		8.90%	[39]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2025 Fund | Fidelity Advisor Sustainable Target Date 2025 Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[34]	0.34%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[34]	0.34%
Expense Example, with Redemption, 1 Year		$ 35
Expense Example, with Redemption, 3 Years		109
Expense Example, with Redemption, 5 Years		191
Expense Example, with Redemption, 10 Years		431
Expense Example, No Redemption, 1 Year		35
Expense Example, No Redemption, 3 Years		109
Expense Example, No Redemption, 5 Years		191
Expense Example, No Redemption, 10 Years		$ 431
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			7.47%		9.01%	[40]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2025 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity® Sustainable Target Date 2025 Fund/Fidelity Advisor® Sustainable Target Date 2025 Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Sustainable Target Date 2025 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 116 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 28% of the average value of its portfolio.
Portfolio Turnover, Rate		28.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 116 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing at least 80% of assets in underlying funds that are (i) Fidelity® funds that invest in securities of issuers that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes have proven or improving sustainability practices or positive environmental, social and governance (ESG) characteristics (Fidelity® Sustainable Funds), (ii) Fidelity index funds that track an ESG Index (Fidelity® Sustainable Index Funds), and (iii) Fidelity® funds that do not have a principal ESG investment strategy but invest at least 80% of assets in U.S. and international sovereign or government-related debt securities that the Fidelity® Sustainable Target Date Fund Adviser believes have positive ESG characteristics (Fidelity® Traditional Funds) (collectively, underlying Fidelity® Funds). Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Evaluating each security in which a Fidelity® Traditional Fund invests to determine whether 80% of assets are invested in sovereign or government-related debt securities whose issuers have positive ESG characteristics by considering the sustainability practices of the country or other issues based on an evaluation of such issuer's individual ESG profile using the Adviser's proprietary ESG ratings process.The Adviser's proprietary ESG ratings process evaluates the current state of an issuer's sustainability practices using a data-driven framework that includes both proprietary and third-party data, and also provides a qualitative forward-looking assessment of an issuer's sustainability outlook provided by the Adviser's fundamental research analysts and ESG team.Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity® Sustainable Target Date Retirement Fund, approximately 10 to 19 years after the year 2025. The Adviser may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for the fund is expected to take effect by the end of the first quarter of 2027, as illustrated in the following chart. During the fourth quarter of 2025, the Adviser will begin transitioning the neutral asset allocation percentages to achieve the desired allocations. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, long-term inflation-protected bond, short-term inflation protected bond, and long-term treasury bond funds), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who anticipate retiring in or within a few years of 2025 (target retirement date) at or around age 65.Fidelity® Sustainable Funds employ sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Description of Underlying Fidelity® Funds" for additional information. When the neutral asset allocation of a fund matches Fidelity® Sustainable Target Date Retirement Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity® Sustainable Target Date Retirement Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity® Sustainable Target Date Retirement Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		1.09%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Sep. 30, 2024
Highest Quarterly Return		5.63%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Dec. 31, 2024
Lowest Quarterly Return		(3.20%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2025 Fund | After Taxes on Distributions | Fidelity Advisor Sustainable Target Date 2025 Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			0.27%		4.03%	[35]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2025 Fund | After Taxes on Distributions and Sales | Fidelity Advisor Sustainable Target Date 2025 Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			0.72%		3.43%	[35]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2025 Fund | IXUG2
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Sustainable Target Date 2025 Composite Index℠
Average Annual Return, Percent			8.48%		9.58%
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2025 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%		25.84%
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2030 Fund | Fidelity Advisor Sustainable Target Date 2030 Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[41]	0.00%
Management Fees (as a percentage of Assets)	[42]	0.46%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[42]	0.71%
Expense Example, with Redemption, 1 Year		$ 643
Expense Example, with Redemption, 3 Years		789
Expense Example, with Redemption, 5 Years		947
Expense Example, with Redemption, 10 Years		1,407
Expense Example, No Redemption, 1 Year		643
Expense Example, No Redemption, 3 Years		789
Expense Example, No Redemption, 5 Years		947
Expense Example, No Redemption, 10 Years		$ 1,407
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			1.87%		5.94%	[43]
Annual Return [Percent]				8.08%
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2030 Fund | Fidelity Advisor Sustainable Target Date 2030 Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[41]	0.00%
Management Fees (as a percentage of Assets)	[42]	0.46%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[42]	0.96%
Expense Example, with Redemption, 1 Year		$ 445
Expense Example, with Redemption, 3 Years		645
Expense Example, with Redemption, 5 Years		862
Expense Example, with Redemption, 10 Years		1,487
Expense Example, No Redemption, 1 Year		445
Expense Example, No Redemption, 3 Years		645
Expense Example, No Redemption, 5 Years		862
Expense Example, No Redemption, 10 Years		$ 1,487
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			4.05%		7.21%	[44]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2030 Fund | Fidelity Advisor Sustainable Target Date 2030 Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[45]	1.00%
Management Fees (as a percentage of Assets)	[42]	0.46%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[42]	1.46%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 249
Expense Example, with Redemption, 3 Years		462
Expense Example, with Redemption, 5 Years		797
Expense Example, with Redemption, 10 Years		1,543
Expense Example, No Redemption, 1 Year		149
Expense Example, No Redemption, 3 Years		462
Expense Example, No Redemption, 5 Years		797
Expense Example, No Redemption, 10 Years		$ 1,543
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			6.20%		8.98%	[46]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2030 Fund | Fidelity Advisor Sustainable Target Date 2030 Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[42]	0.46%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[42]	0.46%
Expense Example, with Redemption, 1 Year		$ 47
Expense Example, with Redemption, 3 Years		148
Expense Example, with Redemption, 5 Years		258
Expense Example, with Redemption, 10 Years		579
Expense Example, No Redemption, 1 Year		47
Expense Example, No Redemption, 3 Years		148
Expense Example, No Redemption, 5 Years		258
Expense Example, No Redemption, 10 Years		$ 579
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			8.32%		10.07%	[47]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2030 Fund | Fidelity Advisor Sustainable Target Date 2030 Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[42]	0.36%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[42]	0.36%
Expense Example, with Redemption, 1 Year		$ 37
Expense Example, with Redemption, 3 Years		116
Expense Example, with Redemption, 5 Years		202
Expense Example, with Redemption, 10 Years		456
Expense Example, No Redemption, 1 Year		37
Expense Example, No Redemption, 3 Years		116
Expense Example, No Redemption, 5 Years		202
Expense Example, No Redemption, 10 Years		$ 456
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			8.52%		10.22%	[48]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2030 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity® Sustainable Target Date 2030 Fund/Fidelity Advisor® Sustainable Target Date 2030 Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Sustainable Target Date 2030 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 116 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 31% of the average value of its portfolio.
Portfolio Turnover, Rate		31.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 116 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing at least 80% of assets in underlying funds that are (i) Fidelity® funds that invest in securities of issuers that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes have proven or improving sustainability practices or positive environmental, social and governance (ESG) characteristics (Fidelity® Sustainable Funds), (ii) Fidelity index funds that track an ESG Index (Fidelity® Sustainable Index Funds), and (iii) Fidelity® funds that do not have a principal ESG investment strategy but invest at least 80% of assets in U.S. and international sovereign or government-related debt securities that the Fidelity® Sustainable Target Date Fund Adviser believes have positive ESG characteristics (Fidelity® Traditional Funds) (collectively, underlying Fidelity® Funds). Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Evaluating each security in which a Fidelity® Traditional Fund invests to determine whether 80% of assets are invested in sovereign or government-related debt securities whose issuers have positive ESG characteristics by considering the sustainability practices of the country or other issues based on an evaluation of such issuer's individual ESG profile using the Adviser's proprietary ESG ratings process.The Adviser's proprietary ESG ratings process evaluates the current state of an issuer's sustainability practices using a data-driven framework that includes both proprietary and third-party data, and also provides a qualitative forward-looking assessment of an issuer's sustainability outlook provided by the Adviser's fundamental research analysts and ESG team.Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity® Sustainable Target Date Retirement Fund, approximately 10 to 19 years after the year 2030. The Adviser may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for the fund is expected to take effect by the end of the first quarter of 2027, as illustrated in the following chart. During the fourth quarter of 2025, the Adviser will begin transitioning the neutral asset allocation percentages to achieve the desired allocations. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, long-term inflation-protected bond, short-term inflation protected bond, and long-term treasury bond funds), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who anticipate retiring in or within a few years of 2030 (target retirement date) at or around age 65.Fidelity® Sustainable Funds employ sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Description of Underlying Fidelity® Funds" for additional information. When the neutral asset allocation of a fund matches Fidelity® Sustainable Target Date Retirement Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity® Sustainable Target Date Retirement Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity® Sustainable Target Date Retirement Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		0.71%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Sep. 30, 2024
Highest Quarterly Return		5.61%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Dec. 31, 2024
Lowest Quarterly Return		(3.08%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2030 Fund | After Taxes on Distributions | Fidelity Advisor Sustainable Target Date 2030 Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			1.25%		5.26%	[43]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2030 Fund | After Taxes on Distributions and Sales | Fidelity Advisor Sustainable Target Date 2030 Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			1.29%		4.35%	[43]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2030 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%		25.84%
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2030 Fund | IXUG3
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Sustainable Target Date 2030 Composite Index℠
Average Annual Return, Percent			9.51%		10.73%
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2035 Fund | Fidelity Advisor Sustainable Target Date 2035 Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[49]	0.00%
Management Fees (as a percentage of Assets)	[50]	0.47%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[50]	0.72%
Expense Example, with Redemption, 1 Year		$ 644
Expense Example, with Redemption, 3 Years		792
Expense Example, with Redemption, 5 Years		953
Expense Example, with Redemption, 10 Years		1,418
Expense Example, No Redemption, 1 Year		644
Expense Example, No Redemption, 3 Years		792
Expense Example, No Redemption, 5 Years		953
Expense Example, No Redemption, 10 Years		$ 1,418
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			3.52%		7.90%	[51]
Annual Return [Percent]				9.84%
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2035 Fund | Fidelity Advisor Sustainable Target Date 2035 Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[49]	0.00%
Management Fees (as a percentage of Assets)	[50]	0.47%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[50]	0.97%
Expense Example, with Redemption, 1 Year		$ 445
Expense Example, with Redemption, 3 Years		648
Expense Example, with Redemption, 5 Years		868
Expense Example, with Redemption, 10 Years		1,498
Expense Example, No Redemption, 1 Year		445
Expense Example, No Redemption, 3 Years		648
Expense Example, No Redemption, 5 Years		868
Expense Example, No Redemption, 10 Years		$ 1,498
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			5.61%		9.18%	[52]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2035 Fund | Fidelity Advisor Sustainable Target Date 2035 Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[53]	1.00%
Management Fees (as a percentage of Assets)	[50]	0.47%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[50]	1.47%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 250
Expense Example, with Redemption, 3 Years		465
Expense Example, with Redemption, 5 Years		803
Expense Example, with Redemption, 10 Years		1,554
Expense Example, No Redemption, 1 Year		150
Expense Example, No Redemption, 3 Years		465
Expense Example, No Redemption, 5 Years		803
Expense Example, No Redemption, 10 Years		$ 1,554
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			7.96%		11.01%	[54]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2035 Fund | Fidelity Advisor Sustainable Target Date 2035 Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[50]	0.47%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[50]	0.47%
Expense Example, with Redemption, 1 Year		$ 48
Expense Example, with Redemption, 3 Years		151
Expense Example, with Redemption, 5 Years		263
Expense Example, with Redemption, 10 Years		591
Expense Example, No Redemption, 1 Year		48
Expense Example, No Redemption, 3 Years		151
Expense Example, No Redemption, 5 Years		263
Expense Example, No Redemption, 10 Years		$ 591
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			10.02%		12.13%	[55]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2035 Fund | Fidelity Advisor Sustainable Target Date 2035 Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[50]	0.37%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[50]	0.37%
Expense Example, with Redemption, 1 Year		$ 38
Expense Example, with Redemption, 3 Years		119
Expense Example, with Redemption, 5 Years		208
Expense Example, with Redemption, 10 Years		468
Expense Example, No Redemption, 1 Year		38
Expense Example, No Redemption, 3 Years		119
Expense Example, No Redemption, 5 Years		208
Expense Example, No Redemption, 10 Years		$ 468
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			10.10%		12.22%	[56]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2035 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity® Sustainable Target Date 2035 Fund/Fidelity Advisor® Sustainable Target Date 2035 Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Sustainable Target Date 2035 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 116 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 39% of the average value of its portfolio.
Portfolio Turnover, Rate		39.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 116 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing at least 80% of assets in underlying funds that are (i) Fidelity® funds that invest in securities of issuers that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes have proven or improving sustainability practices or positive environmental, social and governance (ESG) characteristics (Fidelity® Sustainable Funds), (ii) Fidelity index funds that track an ESG Index (Fidelity® Sustainable Index Funds), and (iii) Fidelity® funds that do not have a principal ESG investment strategy but invest at least 80% of assets in U.S. and international sovereign or government-related debt securities that the Fidelity® Sustainable Target Date Fund Adviser believes have positive ESG characteristics (Fidelity® Traditional Funds) (collectively, underlying Fidelity® Funds). Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Evaluating each security in which a Fidelity® Traditional Fund invests to determine whether 80% of assets are invested in sovereign or government-related debt securities whose issuers have positive ESG characteristics by considering the sustainability practices of the country or other issues based on an evaluation of such issuer's individual ESG profile using the Adviser's proprietary ESG ratings process.The Adviser's proprietary ESG ratings process evaluates the current state of an issuer's sustainability practices using a data-driven framework that includes both proprietary and third-party data, and also provides a qualitative forward-looking assessment of an issuer's sustainability outlook provided by the Adviser's fundamental research analysts and ESG team.Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity® Sustainable Target Date Retirement Fund, approximately 10 to 19 years after the year 2035. The Adviser may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for the fund is expected to take effect by the end of the first quarter of 2027, as illustrated in the following chart. During the fourth quarter of 2025, the Adviser will begin transitioning the neutral asset allocation percentages to achieve the desired allocations. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, long-term inflation-protected bond, short-term inflation protected bond, and long-term treasury bond funds), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who anticipate retiring in or within a few years of 2035 (target retirement date) at or around age 65.Fidelity® Sustainable Funds employ sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Description of Underlying Fidelity® Funds" for additional information. When the neutral asset allocation of a fund matches Fidelity® Sustainable Target Date Retirement Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity® Sustainable Target Date Retirement Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity® Sustainable Target Date Retirement Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		0.26%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Sep. 30, 2024
Highest Quarterly Return		5.80%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Dec. 31, 2024
Lowest Quarterly Return		(2.86%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2035 Fund | After Taxes on Distributions | Fidelity Advisor Sustainable Target Date 2035 Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			3.00%		7.34%	[51]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2035 Fund | After Taxes on Distributions and Sales | Fidelity Advisor Sustainable Target Date 2035 Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.29%		5.93%	[51]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2035 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%		25.84%
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2035 Fund | IXUG5
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Sustainable Target Date 2035 Composite Index℠
Average Annual Return, Percent			11.20%		12.68%
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2040 Fund | Fidelity Advisor Sustainable Target Date 2040 Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[57]	0.00%
Management Fees (as a percentage of Assets)	[58]	0.48%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[58]	0.73%
Expense Example, with Redemption, 1 Year		$ 645
Expense Example, with Redemption, 3 Years		795
Expense Example, with Redemption, 5 Years		958
Expense Example, with Redemption, 10 Years		1,429
Expense Example, No Redemption, 1 Year		645
Expense Example, No Redemption, 3 Years		795
Expense Example, No Redemption, 5 Years		958
Expense Example, No Redemption, 10 Years		$ 1,429
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			5.40%		10.04%	[59]
Annual Return [Percent]				11.83%
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2040 Fund | Fidelity Advisor Sustainable Target Date 2040 Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[57]	0.00%
Management Fees (as a percentage of Assets)	[58]	0.48%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[58]	0.98%
Expense Example, with Redemption, 1 Year		$ 446
Expense Example, with Redemption, 3 Years		651
Expense Example, with Redemption, 5 Years		873
Expense Example, with Redemption, 10 Years		1,509
Expense Example, No Redemption, 1 Year		446
Expense Example, No Redemption, 3 Years		651
Expense Example, No Redemption, 5 Years		873
Expense Example, No Redemption, 10 Years		$ 1,509
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			7.58%		11.35%	[60]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2040 Fund | Fidelity Advisor Sustainable Target Date 2040 Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[61]	1.00%
Management Fees (as a percentage of Assets)	[58]	0.48%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[58]	1.48%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 251
Expense Example, with Redemption, 3 Years		468
Expense Example, with Redemption, 5 Years		808
Expense Example, with Redemption, 10 Years		1,565
Expense Example, No Redemption, 1 Year		151
Expense Example, No Redemption, 3 Years		468
Expense Example, No Redemption, 5 Years		808
Expense Example, No Redemption, 10 Years		$ 1,565
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			10.05%		13.26%	[62]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2040 Fund | Fidelity Advisor Sustainable Target Date 2040 Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[58]	0.48%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[58]	0.48%
Expense Example, with Redemption, 1 Year		$ 49
Expense Example, with Redemption, 3 Years		154
Expense Example, with Redemption, 5 Years		269
Expense Example, with Redemption, 10 Years		604
Expense Example, No Redemption, 1 Year		49
Expense Example, No Redemption, 3 Years		154
Expense Example, No Redemption, 5 Years		269
Expense Example, No Redemption, 10 Years		$ 604
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			12.15%		14.41%	[63]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2040 Fund | Fidelity Advisor Sustainable Target Date 2040 Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[58]	0.38%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[58]	0.38%
Expense Example, with Redemption, 1 Year		$ 39
Expense Example, with Redemption, 3 Years		122
Expense Example, with Redemption, 5 Years		213
Expense Example, with Redemption, 10 Years		480
Expense Example, No Redemption, 1 Year		39
Expense Example, No Redemption, 3 Years		122
Expense Example, No Redemption, 5 Years		213
Expense Example, No Redemption, 10 Years		$ 480
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			12.26%		14.52%	[64]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2040 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity® Sustainable Target Date 2040 Fund/Fidelity Advisor® Sustainable Target Date 2040 Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Sustainable Target Date 2040 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 116 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 26% of the average value of its portfolio.
Portfolio Turnover, Rate		26.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 116 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing at least 80% of assets in underlying funds that are (i) Fidelity® funds that invest in securities of issuers that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes have proven or improving sustainability practices or positive environmental, social and governance (ESG) characteristics (Fidelity® Sustainable Funds), (ii) Fidelity index funds that track an ESG Index (Fidelity® Sustainable Index Funds), and (iii) Fidelity® funds that do not have a principal ESG investment strategy but invest at least 80% of assets in U.S. and international sovereign or government-related debt securities that the Fidelity® Sustainable Target Date Fund Adviser believes have positive ESG characteristics (Fidelity® Traditional Funds) (collectively, underlying Fidelity® Funds). Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Evaluating each security in which a Fidelity® Traditional Fund invests to determine whether 80% of assets are invested in sovereign or government-related debt securities whose issuers have positive ESG characteristics by considering the sustainability practices of the country or other issues based on an evaluation of such issuer's individual ESG profile using the Adviser's proprietary ESG ratings process.The Adviser's proprietary ESG ratings process evaluates the current state of an issuer's sustainability practices using a data-driven framework that includes both proprietary and third-party data, and also provides a qualitative forward-looking assessment of an issuer's sustainability outlook provided by the Adviser's fundamental research analysts and ESG team.Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity® Sustainable Target Date Retirement Fund, approximately 10 to 19 years after the year 2040. The Adviser may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for the fund is expected to take effect by the end of the first quarter of 2027, as illustrated in the following chart. During the fourth quarter of 2025, the Adviser will begin transitioning the neutral asset allocation percentages to achieve the desired allocations. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, long-term inflation-protected bond, short-term inflation protected bond, and long-term treasury bond funds), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who anticipate retiring in or within a few years of 2040 (target retirement date) at or around age 65.Fidelity® Sustainable Funds employ sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Description of Underlying Fidelity® Funds" for additional information. When the neutral asset allocation of a fund matches Fidelity® Sustainable Target Date Retirement Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity® Sustainable Target Date Retirement Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity® Sustainable Target Date Retirement Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		(0.33%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Mar. 31, 2024
Highest Quarterly Return		6.55%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Dec. 31, 2024
Lowest Quarterly Return		(2.72%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2040 Fund | After Taxes on Distributions | Fidelity Advisor Sustainable Target Date 2040 Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			5.03%		9.64%	[59]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2040 Fund | After Taxes on Distributions and Sales | Fidelity Advisor Sustainable Target Date 2040 Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.43%		7.66%	[59]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2040 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%		25.84%
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2040 Fund | IXUG8
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Sustainable Target Date 2040 Composite Index℠
Average Annual Return, Percent			13.30%		14.86%
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2045 Fund | Fidelity Advisor Sustainable Target Date 2045 Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[65]	0.00%
Management Fees (as a percentage of Assets)	[66]	0.49%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[66]	0.74%
Expense Example, with Redemption, 1 Year		$ 646
Expense Example, with Redemption, 3 Years		798
Expense Example, with Redemption, 5 Years		963
Expense Example, with Redemption, 10 Years		1,441
Expense Example, No Redemption, 1 Year		646
Expense Example, No Redemption, 3 Years		798
Expense Example, No Redemption, 5 Years		963
Expense Example, No Redemption, 10 Years		$ 1,441
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			6.20%		10.82%	[67]
Annual Return [Percent]				12.67%
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2045 Fund | Fidelity Advisor Sustainable Target Date 2045 Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[65]	0.00%
Management Fees (as a percentage of Assets)	[66]	0.49%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[66]	0.99%
Expense Example, with Redemption, 1 Year		$ 447
Expense Example, with Redemption, 3 Years		654
Expense Example, with Redemption, 5 Years		878
Expense Example, with Redemption, 10 Years		1,521
Expense Example, No Redemption, 1 Year		447
Expense Example, No Redemption, 3 Years		654
Expense Example, No Redemption, 5 Years		878
Expense Example, No Redemption, 10 Years		$ 1,521
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			8.44%		12.14%	[68]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2045 Fund | Fidelity Advisor Sustainable Target Date 2045 Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[69]	1.00%
Management Fees (as a percentage of Assets)	[66]	0.49%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[66]	1.49%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 252
Expense Example, with Redemption, 3 Years		471
Expense Example, with Redemption, 5 Years		813
Expense Example, with Redemption, 10 Years		1,576
Expense Example, No Redemption, 1 Year		152
Expense Example, No Redemption, 3 Years		471
Expense Example, No Redemption, 5 Years		813
Expense Example, No Redemption, 10 Years		$ 1,576
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			10.81%		14.04%	[70]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2045 Fund | Fidelity Advisor Sustainable Target Date 2045 Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[66]	0.49%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[66]	0.49%
Expense Example, with Redemption, 1 Year		$ 50
Expense Example, with Redemption, 3 Years		157
Expense Example, with Redemption, 5 Years		274
Expense Example, with Redemption, 10 Years		616
Expense Example, No Redemption, 1 Year		50
Expense Example, No Redemption, 3 Years		157
Expense Example, No Redemption, 5 Years		274
Expense Example, No Redemption, 10 Years		$ 616
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			12.99%		15.18%	[71]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2045 Fund | Fidelity Advisor Sustainable Target Date 2045 Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[66]	0.39%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[66]	0.39%
Expense Example, with Redemption, 1 Year		$ 40
Expense Example, with Redemption, 3 Years		125
Expense Example, with Redemption, 5 Years		219
Expense Example, with Redemption, 10 Years		493
Expense Example, No Redemption, 1 Year		40
Expense Example, No Redemption, 3 Years		125
Expense Example, No Redemption, 5 Years		219
Expense Example, No Redemption, 10 Years		$ 493
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			13.16%		15.33%	[72]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2045 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity® Sustainable Target Date 2045 Fund/Fidelity Advisor® Sustainable Target Date 2045 Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Sustainable Target Date 2045 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 116 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 25% of the average value of its portfolio.
Portfolio Turnover, Rate		25.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 116 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing at least 80% of assets in underlying funds that are (i) Fidelity® funds that invest in securities of issuers that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes have proven or improving sustainability practices or positive environmental, social and governance (ESG) characteristics (Fidelity® Sustainable Funds), (ii) Fidelity index funds that track an ESG Index (Fidelity® Sustainable Index Funds), and (iii) Fidelity® funds that do not have a principal ESG investment strategy but invest at least 80% of assets in U.S. and international sovereign or government-related debt securities that the Fidelity® Sustainable Target Date Fund Adviser believes have positive ESG characteristics (Fidelity® Traditional Funds) (collectively, underlying Fidelity® Funds). Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Evaluating each security in which a Fidelity® Traditional Fund invests to determine whether 80% of assets are invested in sovereign or government-related debt securities whose issuers have positive ESG characteristics by considering the sustainability practices of the country or other issues based on an evaluation of such issuer's individual ESG profile using the Adviser's proprietary ESG ratings process.The Adviser's proprietary ESG ratings process evaluates the current state of an issuer's sustainability practices using a data-driven framework that includes both proprietary and third-party data, and also provides a qualitative forward-looking assessment of an issuer's sustainability outlook provided by the Adviser's fundamental research analysts and ESG team.Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity® Sustainable Target Date Retirement Fund, approximately 10 to 19 years after the year 2045. The Adviser may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for the fund is expected to take effect by the end of the first quarter of 2027, as illustrated in the following chart. During the fourth quarter of 2025, the Adviser will begin transitioning the neutral asset allocation percentages to achieve the desired allocations. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, long-term inflation-protected bond, short-term inflation protected bond, and long-term treasury bond funds), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who anticipate retiring in or within a few years of 2045 (target retirement date) at or around age 65.Fidelity® Sustainable Funds employ sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Description of Underlying Fidelity® Funds" for additional information. When the neutral asset allocation of a fund matches Fidelity® Sustainable Target Date Retirement Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity® Sustainable Target Date Retirement Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity® Sustainable Target Date Retirement Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		(0.65%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Mar. 31, 2024
Highest Quarterly Return		7.06%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Dec. 31, 2024
Lowest Quarterly Return		(2.58%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2045 Fund | After Taxes on Distributions | Fidelity Advisor Sustainable Target Date 2045 Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			5.85%		10.45%	[67]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2045 Fund | After Taxes on Distributions and Sales | Fidelity Advisor Sustainable Target Date 2045 Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.92%		8.29%	[67]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2045 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%		25.84%
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2045 Fund | IXUG9
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Sustainable Target Date 2045 Composite Index℠
Average Annual Return, Percent			14.11%		15.60%
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2050 Fund | Fidelity Advisor Sustainable Target Date 2050 Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[73]	0.00%
Management Fees (as a percentage of Assets)	[74]	0.49%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[74]	0.74%
Expense Example, with Redemption, 1 Year		$ 646
Expense Example, with Redemption, 3 Years		798
Expense Example, with Redemption, 5 Years		963
Expense Example, with Redemption, 10 Years		1,441
Expense Example, No Redemption, 1 Year		646
Expense Example, No Redemption, 3 Years		798
Expense Example, No Redemption, 5 Years		963
Expense Example, No Redemption, 10 Years		$ 1,441
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			6.23%		10.83%	[75]
Annual Return [Percent]				12.71%
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2050 Fund | Fidelity Advisor Sustainable Target Date 2050 Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[73]	0.00%
Management Fees (as a percentage of Assets)	[74]	0.49%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[74]	0.99%
Expense Example, with Redemption, 1 Year		$ 447
Expense Example, with Redemption, 3 Years		654
Expense Example, with Redemption, 5 Years		878
Expense Example, with Redemption, 10 Years		1,521
Expense Example, No Redemption, 1 Year		447
Expense Example, No Redemption, 3 Years		654
Expense Example, No Redemption, 5 Years		878
Expense Example, No Redemption, 10 Years		$ 1,521
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			8.51%		12.17%	[76]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2050 Fund | Fidelity Advisor Sustainable Target Date 2050 Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[77]	1.00%
Management Fees (as a percentage of Assets)	[74]	0.49%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[74]	1.49%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 252
Expense Example, with Redemption, 3 Years		471
Expense Example, with Redemption, 5 Years		813
Expense Example, with Redemption, 10 Years		1,576
Expense Example, No Redemption, 1 Year		152
Expense Example, No Redemption, 3 Years		471
Expense Example, No Redemption, 5 Years		813
Expense Example, No Redemption, 10 Years		$ 1,576
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			10.82%		14.04%	[78]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2050 Fund | Fidelity Advisor Sustainable Target Date 2050 Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[74]	0.49%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[74]	0.49%
Expense Example, with Redemption, 1 Year		$ 50
Expense Example, with Redemption, 3 Years		157
Expense Example, with Redemption, 5 Years		274
Expense Example, with Redemption, 10 Years		616
Expense Example, No Redemption, 1 Year		50
Expense Example, No Redemption, 3 Years		157
Expense Example, No Redemption, 5 Years		274
Expense Example, No Redemption, 10 Years		$ 616
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			12.96%		15.15%	[79]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2050 Fund | Fidelity Advisor Sustainable Target Date 2050 Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[74]	0.39%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[74]	0.39%
Expense Example, with Redemption, 1 Year		$ 40
Expense Example, with Redemption, 3 Years		125
Expense Example, with Redemption, 5 Years		219
Expense Example, with Redemption, 10 Years		493
Expense Example, No Redemption, 1 Year		40
Expense Example, No Redemption, 3 Years		125
Expense Example, No Redemption, 5 Years		219
Expense Example, No Redemption, 10 Years		$ 493
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			13.10%		15.29%	[80]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2050 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity® Sustainable Target Date 2050 Fund/Fidelity Advisor® Sustainable Target Date 2050 Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Sustainable Target Date 2050 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 116 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 21% of the average value of its portfolio.
Portfolio Turnover, Rate		21.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 116 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing at least 80% of assets in underlying funds that are (i) Fidelity® funds that invest in securities of issuers that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes have proven or improving sustainability practices or positive environmental, social and governance (ESG) characteristics (Fidelity® Sustainable Funds), (ii) Fidelity index funds that track an ESG Index (Fidelity® Sustainable Index Funds), and (iii) Fidelity® funds that do not have a principal ESG investment strategy but invest at least 80% of assets in U.S. and international sovereign or government-related debt securities that the Fidelity® Sustainable Target Date Fund Adviser believes have positive ESG characteristics (Fidelity® Traditional Funds) (collectively, underlying Fidelity® Funds). Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Evaluating each security in which a Fidelity® Traditional Fund invests to determine whether 80% of assets are invested in sovereign or government-related debt securities whose issuers have positive ESG characteristics by considering the sustainability practices of the country or other issues based on an evaluation of such issuer's individual ESG profile using the Adviser's proprietary ESG ratings process.The Adviser's proprietary ESG ratings process evaluates the current state of an issuer's sustainability practices using a data-driven framework that includes both proprietary and third-party data, and also provides a qualitative forward-looking assessment of an issuer's sustainability outlook provided by the Adviser's fundamental research analysts and ESG team.Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity® Sustainable Target Date Retirement Fund, approximately 10 to 19 years after the year 2050. The Adviser may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for the fund is expected to take effect by the end of the first quarter of 2027, as illustrated in the following chart. During the fourth quarter of 2025, the Adviser will begin transitioning the neutral asset allocation percentages to achieve the desired allocations. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, long-term inflation-protected bond, short-term inflation protected bond, and long-term treasury bond funds), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who anticipate retiring in or within a few years of 2050 (target retirement date) at or around age 65.Fidelity® Sustainable Funds employ sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Description of Underlying Fidelity® Funds" for additional information. When the neutral asset allocation of a fund matches Fidelity® Sustainable Target Date Retirement Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity® Sustainable Target Date Retirement Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity® Sustainable Target Date Retirement Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		(0.65%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Mar. 31, 2024
Highest Quarterly Return		7.06%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Dec. 31, 2024
Lowest Quarterly Return		(2.54%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2050 Fund | After Taxes on Distributions | Fidelity Advisor Sustainable Target Date 2050 Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			5.98%		10.53%	[75]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2050 Fund | After Taxes on Distributions and Sales | Fidelity Advisor Sustainable Target Date 2050 Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.95%		8.33%	[75]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2050 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%		25.84%
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2050 Fund | IXUGA
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Sustainable Target Date 2050 Composite Index℠
Average Annual Return, Percent			14.11%		15.60%
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2055 Fund | Fidelity Advisor Sustainable Target Date 2055 Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[81]	0.00%
Management Fees (as a percentage of Assets)	[82]	0.49%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[82]	0.74%
Expense Example, with Redemption, 1 Year		$ 646
Expense Example, with Redemption, 3 Years		798
Expense Example, with Redemption, 5 Years		963
Expense Example, with Redemption, 10 Years		1,441
Expense Example, No Redemption, 1 Year		646
Expense Example, No Redemption, 3 Years		798
Expense Example, No Redemption, 5 Years		963
Expense Example, No Redemption, 10 Years		$ 1,441
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			6.22%		10.82%	[83]
Annual Return [Percent]				12.70%
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2055 Fund | Fidelity Advisor Sustainable Target Date 2055 Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[81]	0.00%
Management Fees (as a percentage of Assets)	[82]	0.49%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[82]	0.99%
Expense Example, with Redemption, 1 Year		$ 447
Expense Example, with Redemption, 3 Years		654
Expense Example, with Redemption, 5 Years		878
Expense Example, with Redemption, 10 Years		1,521
Expense Example, No Redemption, 1 Year		447
Expense Example, No Redemption, 3 Years		654
Expense Example, No Redemption, 5 Years		878
Expense Example, No Redemption, 10 Years		$ 1,521
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			8.52%		12.18%	[84]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2055 Fund | Fidelity Advisor Sustainable Target Date 2055 Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[85]	1.00%
Management Fees (as a percentage of Assets)	[82]	0.49%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[82]	1.49%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 252
Expense Example, with Redemption, 3 Years		471
Expense Example, with Redemption, 5 Years		813
Expense Example, with Redemption, 10 Years		1,576
Expense Example, No Redemption, 1 Year		152
Expense Example, No Redemption, 3 Years		471
Expense Example, No Redemption, 5 Years		813
Expense Example, No Redemption, 10 Years		$ 1,576
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			10.81%		14.02%	[86]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2055 Fund | Fidelity Advisor Sustainable Target Date 2055 Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[82]	0.49%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[82]	0.49%
Expense Example, with Redemption, 1 Year		$ 50
Expense Example, with Redemption, 3 Years		157
Expense Example, with Redemption, 5 Years		274
Expense Example, with Redemption, 10 Years		616
Expense Example, No Redemption, 1 Year		50
Expense Example, No Redemption, 3 Years		157
Expense Example, No Redemption, 5 Years		274
Expense Example, No Redemption, 10 Years		$ 616
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			12.89%		15.16%	[87]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2055 Fund | Fidelity Advisor Sustainable Target Date 2055 Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[82]	0.39%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[82]	0.39%
Expense Example, with Redemption, 1 Year		$ 40
Expense Example, with Redemption, 3 Years		125
Expense Example, with Redemption, 5 Years		219
Expense Example, with Redemption, 10 Years		493
Expense Example, No Redemption, 1 Year		40
Expense Example, No Redemption, 3 Years		125
Expense Example, No Redemption, 5 Years		219
Expense Example, No Redemption, 10 Years		$ 493
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			13.03%		15.28%	[88]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2055 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity® Sustainable Target Date 2055 Fund/Fidelity Advisor® Sustainable Target Date 2055 Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Sustainable Target Date 2055 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 116 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 28% of the average value of its portfolio.
Portfolio Turnover, Rate		28.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 116 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing at least 80% of assets in underlying funds that are (i) Fidelity® funds that invest in securities of issuers that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes have proven or improving sustainability practices or positive environmental, social and governance (ESG) characteristics (Fidelity® Sustainable Funds), (ii) Fidelity index funds that track an ESG Index (Fidelity® Sustainable Index Funds), and (iii) Fidelity® funds that do not have a principal ESG investment strategy but invest at least 80% of assets in U.S. and international sovereign or government-related debt securities that the Fidelity® Sustainable Target Date Fund Adviser believes have positive ESG characteristics (Fidelity® Traditional Funds) (collectively, underlying Fidelity® Funds). Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Evaluating each security in which a Fidelity® Traditional Fund invests to determine whether 80% of assets are invested in sovereign or government-related debt securities whose issuers have positive ESG characteristics by considering the sustainability practices of the country or other issues based on an evaluation of such issuer's individual ESG profile using the Adviser's proprietary ESG ratings process.The Adviser's proprietary ESG ratings process evaluates the current state of an issuer's sustainability practices using a data-driven framework that includes both proprietary and third-party data, and also provides a qualitative forward-looking assessment of an issuer's sustainability outlook provided by the Adviser's fundamental research analysts and ESG team.Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity® Sustainable Target Date Retirement Fund, approximately 10 to 19 years after the year 2055. The Adviser may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for the fund is expected to take effect by the end of the first quarter of 2027, as illustrated in the following chart. During the fourth quarter of 2025, the Adviser will begin transitioning the neutral asset allocation percentages to achieve the desired allocations. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, long-term inflation-protected bond, short-term inflation protected bond, and long-term treasury bond funds), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who anticipate retiring in or within a few years of 2055 (target retirement date) at or around age 65.Fidelity® Sustainable Funds employ sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Description of Underlying Fidelity® Funds" for additional information. When the neutral asset allocation of a fund matches Fidelity® Sustainable Target Date Retirement Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity® Sustainable Target Date Retirement Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity® Sustainable Target Date Retirement Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		(0.65%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Mar. 31, 2024
Highest Quarterly Return		7.06%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Dec. 31, 2024
Lowest Quarterly Return		(2.59%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2055 Fund | After Taxes on Distributions | Fidelity Advisor Sustainable Target Date 2055 Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			5.94%		10.50%	[83]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2055 Fund | After Taxes on Distributions and Sales | Fidelity Advisor Sustainable Target Date 2055 Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.94%		8.31%	[83]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2055 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%		25.84%
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2055 Fund | IXUGF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Sustainable Target Date 2055 Composite Index℠
Average Annual Return, Percent			14.11%		15.60%
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2060 Fund | Fidelity Advisor Sustainable Target Date 2060 Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[89]	0.00%
Management Fees (as a percentage of Assets)	[90]	0.49%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[90]	0.74%
Expense Example, with Redemption, 1 Year		$ 646
Expense Example, with Redemption, 3 Years		798
Expense Example, with Redemption, 5 Years		963
Expense Example, with Redemption, 10 Years		1,441
Expense Example, No Redemption, 1 Year		646
Expense Example, No Redemption, 3 Years		798
Expense Example, No Redemption, 5 Years		963
Expense Example, No Redemption, 10 Years		$ 1,441
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			6.26%		10.86%	[91]
Annual Return [Percent]				12.74%
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2060 Fund | Fidelity Advisor Sustainable Target Date 2060 Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[89]	0.00%
Management Fees (as a percentage of Assets)	[90]	0.49%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[90]	0.99%
Expense Example, with Redemption, 1 Year		$ 447
Expense Example, with Redemption, 3 Years		654
Expense Example, with Redemption, 5 Years		878
Expense Example, with Redemption, 10 Years		1,521
Expense Example, No Redemption, 1 Year		447
Expense Example, No Redemption, 3 Years		654
Expense Example, No Redemption, 5 Years		878
Expense Example, No Redemption, 10 Years		$ 1,521
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			8.48%		12.17%	[92]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2060 Fund | Fidelity Advisor Sustainable Target Date 2060 Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[93]	1.00%
Management Fees (as a percentage of Assets)	[90]	0.49%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[90]	1.49%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 252
Expense Example, with Redemption, 3 Years		471
Expense Example, with Redemption, 5 Years		813
Expense Example, with Redemption, 10 Years		1,576
Expense Example, No Redemption, 1 Year		152
Expense Example, No Redemption, 3 Years		471
Expense Example, No Redemption, 5 Years		813
Expense Example, No Redemption, 10 Years		$ 1,576
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			10.82%		14.05%	[94]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2060 Fund | Fidelity Advisor Sustainable Target Date 2060 Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[90]	0.49%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[90]	0.49%
Expense Example, with Redemption, 1 Year		$ 50
Expense Example, with Redemption, 3 Years		157
Expense Example, with Redemption, 5 Years		274
Expense Example, with Redemption, 10 Years		616
Expense Example, No Redemption, 1 Year		50
Expense Example, No Redemption, 3 Years		157
Expense Example, No Redemption, 5 Years		274
Expense Example, No Redemption, 10 Years		$ 616
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			12.98%		15.18%	[95]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2060 Fund | Fidelity Advisor Sustainable Target Date 2060 Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[90]	0.39%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[90]	0.39%
Expense Example, with Redemption, 1 Year		$ 40
Expense Example, with Redemption, 3 Years		125
Expense Example, with Redemption, 5 Years		219
Expense Example, with Redemption, 10 Years		493
Expense Example, No Redemption, 1 Year		40
Expense Example, No Redemption, 3 Years		125
Expense Example, No Redemption, 5 Years		219
Expense Example, No Redemption, 10 Years		$ 493
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			13.08%		15.29%	[96]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2060 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity® Sustainable Target Date 2060 Fund/Fidelity Advisor® Sustainable Target Date 2060 Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Sustainable Target Date 2060 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 116 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 24% of the average value of its portfolio.
Portfolio Turnover, Rate		24.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 116 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing at least 80% of assets in underlying funds that are (i) Fidelity® funds that invest in securities of issuers that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes have proven or improving sustainability practices or positive environmental, social and governance (ESG) characteristics (Fidelity® Sustainable Funds), (ii) Fidelity index funds that track an ESG Index (Fidelity® Sustainable Index Funds), and (iii) Fidelity® funds that do not have a principal ESG investment strategy but invest at least 80% of assets in U.S. and international sovereign or government-related debt securities that the Fidelity® Sustainable Target Date Fund Adviser believes have positive ESG characteristics (Fidelity® Traditional Funds) (collectively, underlying Fidelity® Funds). Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Evaluating each security in which a Fidelity® Traditional Fund invests to determine whether 80% of assets are invested in sovereign or government-related debt securities whose issuers have positive ESG characteristics by considering the sustainability practices of the country or other issues based on an evaluation of such issuer's individual ESG profile using the Adviser's proprietary ESG ratings process.The Adviser's proprietary ESG ratings process evaluates the current state of an issuer's sustainability practices using a data-driven framework that includes both proprietary and third-party data, and also provides a qualitative forward-looking assessment of an issuer's sustainability outlook provided by the Adviser's fundamental research analysts and ESG team.Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity® Sustainable Target Date Retirement Fund, approximately 10 to 19 years after the year 2060. The Adviser may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for the fund is expected to take effect by the end of the first quarter of 2027, as illustrated in the following chart. During the fourth quarter of 2025, the Adviser will begin transitioning the neutral asset allocation percentages to achieve the desired allocations. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, long-term inflation-protected bond, short-term inflation protected bond, and long-term treasury bond funds), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who anticipate retiring in or within a few years of 2060 (target retirement date) at or around age 65.Fidelity® Sustainable Funds employ sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Description of Underlying Fidelity® Funds" for additional information. When the neutral asset allocation of a fund matches Fidelity® Sustainable Target Date Retirement Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity® Sustainable Target Date Retirement Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity® Sustainable Target Date Retirement Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		(0.73%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Mar. 31, 2024
Highest Quarterly Return		7.06%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Dec. 31, 2024
Lowest Quarterly Return		(2.56%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2060 Fund | After Taxes on Distributions | Fidelity Advisor Sustainable Target Date 2060 Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			5.96%		10.53%	[91]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2060 Fund | After Taxes on Distributions and Sales | Fidelity Advisor Sustainable Target Date 2060 Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.96%		8.34%	[91]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2060 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%		25.84%
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2060 Fund | IXUGG
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Sustainable Target Date 2060 Composite Index℠
Average Annual Return, Percent			14.11%		15.60%
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2065 Fund | Fidelity Advisor Sustainable Target Date 2065 Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[97]	0.00%
Management Fees (as a percentage of Assets)	[98]	0.49%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[98]	0.74%
Expense Example, with Redemption, 1 Year		$ 646
Expense Example, with Redemption, 3 Years		798
Expense Example, with Redemption, 5 Years		963
Expense Example, with Redemption, 10 Years		1,441
Expense Example, No Redemption, 1 Year		646
Expense Example, No Redemption, 3 Years		798
Expense Example, No Redemption, 5 Years		963
Expense Example, No Redemption, 10 Years		$ 1,441
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			6.26%		10.85%	[99]
Annual Return [Percent]				12.74%
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2065 Fund | Fidelity Advisor Sustainable Target Date 2065 Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[97]	0.00%
Management Fees (as a percentage of Assets)	[98]	0.49%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[98]	0.99%
Expense Example, with Redemption, 1 Year		$ 447
Expense Example, with Redemption, 3 Years		654
Expense Example, with Redemption, 5 Years		878
Expense Example, with Redemption, 10 Years		1,521
Expense Example, No Redemption, 1 Year		447
Expense Example, No Redemption, 3 Years		654
Expense Example, No Redemption, 5 Years		878
Expense Example, No Redemption, 10 Years		$ 1,521
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			8.44%		12.14%	[100]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2065 Fund | Fidelity Advisor Sustainable Target Date 2065 Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[101]	1.00%
Management Fees (as a percentage of Assets)	[98]	0.49%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[98]	1.49%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 252
Expense Example, with Redemption, 3 Years		471
Expense Example, with Redemption, 5 Years		813
Expense Example, with Redemption, 10 Years		1,576
Expense Example, No Redemption, 1 Year		152
Expense Example, No Redemption, 3 Years		471
Expense Example, No Redemption, 5 Years		813
Expense Example, No Redemption, 10 Years		$ 1,576
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			10.79%		14.02%	[102]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2065 Fund | Fidelity Advisor Sustainable Target Date 2065 Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[98]	0.49%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[98]	0.49%
Expense Example, with Redemption, 1 Year		$ 50
Expense Example, with Redemption, 3 Years		157
Expense Example, with Redemption, 5 Years		274
Expense Example, with Redemption, 10 Years		616
Expense Example, No Redemption, 1 Year		50
Expense Example, No Redemption, 3 Years		157
Expense Example, No Redemption, 5 Years		274
Expense Example, No Redemption, 10 Years		$ 616
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			12.97%		15.17%	[103]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2065 Fund | Fidelity Advisor Sustainable Target Date 2065 Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[98]	0.39%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[98]	0.39%
Expense Example, with Redemption, 1 Year		$ 40
Expense Example, with Redemption, 3 Years		125
Expense Example, with Redemption, 5 Years		219
Expense Example, with Redemption, 10 Years		493
Expense Example, No Redemption, 1 Year		40
Expense Example, No Redemption, 3 Years		125
Expense Example, No Redemption, 5 Years		219
Expense Example, No Redemption, 10 Years		$ 493
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			13.05%		15.32%	[104]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2065 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity® Sustainable Target Date 2065 Fund/Fidelity Advisor® Sustainable Target Date 2065 Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Sustainable Target Date 2065 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 116 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 23% of the average value of its portfolio.
Portfolio Turnover, Rate		23.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 116 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing at least 80% of assets in underlying funds that are (i) Fidelity® funds that invest in securities of issuers that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes have proven or improving sustainability practices or positive environmental, social and governance (ESG) characteristics (Fidelity® Sustainable Funds), (ii) Fidelity index funds that track an ESG Index (Fidelity® Sustainable Index Funds), and (iii) Fidelity® funds that do not have a principal ESG investment strategy but invest at least 80% of assets in U.S. and international sovereign or government-related debt securities that the Fidelity® Sustainable Target Date Fund Adviser believes have positive ESG characteristics (Fidelity® Traditional Funds) (collectively, underlying Fidelity® Funds). Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Evaluating each security in which a Fidelity® Traditional Fund invests to determine whether 80% of assets are invested in sovereign or government-related debt securities whose issuers have positive ESG characteristics by considering the sustainability practices of the country or other issues based on an evaluation of such issuer's individual ESG profile using the Adviser's proprietary ESG ratings process.The Adviser's proprietary ESG ratings process evaluates the current state of an issuer's sustainability practices using a data-driven framework that includes both proprietary and third-party data, and also provides a qualitative forward-looking assessment of an issuer's sustainability outlook provided by the Adviser's fundamental research analysts and ESG team.Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity® Sustainable Target Date Retirement Fund, approximately 10 to 19 years after the year 2065. The Adviser may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for the fund is expected to take effect by the end of the first quarter of 2027, as illustrated in the following chart. During the fourth quarter of 2025, the Adviser will begin transitioning the neutral asset allocation percentages to achieve the desired allocations. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, long-term inflation-protected bond, short-term inflation protected bond, and long-term treasury bond funds), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who anticipate retiring in or within a few years of 2065 (target retirement date) at or around age 65.Fidelity® Sustainable Funds employ sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Description of Underlying Fidelity® Funds" for additional information. When the neutral asset allocation of a fund matches Fidelity® Sustainable Target Date Retirement Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity® Sustainable Target Date Retirement Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity® Sustainable Target Date Retirement Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		(0.73%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Mar. 31, 2024
Highest Quarterly Return		7.06%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Dec. 31, 2024
Lowest Quarterly Return		(2.53%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2065 Fund | After Taxes on Distributions | Fidelity Advisor Sustainable Target Date 2065 Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			5.96%		10.52%	[99]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2065 Fund | After Taxes on Distributions and Sales | Fidelity Advisor Sustainable Target Date 2065 Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.96%		8.33%	[99]
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2065 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%		25.84%
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2065 Fund | IXUGH
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Sustainable Target Date 2065 Composite Index℠
Average Annual Return, Percent			14.11%		15.60%
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2070 Fund | Fidelity Advisor Sustainable Target Date 2070 Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[105]	0.00%
Management Fees (as a percentage of Assets)	[106]	0.49%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[106]	0.74%
Expense Example, with Redemption, 1 Year		$ 646
Expense Example, with Redemption, 3 Years		798
Expense Example, with Redemption, 5 Years		963
Expense Example, with Redemption, 10 Years		1,441
Expense Example, No Redemption, 1 Year		646
Expense Example, No Redemption, 3 Years		798
Expense Example, No Redemption, 5 Years		963
Expense Example, No Redemption, 10 Years		$ 1,441
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2070 Fund | Fidelity Advisor Sustainable Target Date 2070 Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[105]	0.00%
Management Fees (as a percentage of Assets)	[106]	0.49%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[106]	0.99%
Expense Example, with Redemption, 1 Year		$ 447
Expense Example, with Redemption, 3 Years		654
Expense Example, with Redemption, 5 Years		878
Expense Example, with Redemption, 10 Years		1,521
Expense Example, No Redemption, 1 Year		447
Expense Example, No Redemption, 3 Years		654
Expense Example, No Redemption, 5 Years		878
Expense Example, No Redemption, 10 Years		$ 1,521
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2070 Fund | Fidelity Advisor Sustainable Target Date 2070 Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[107]	1.00%
Management Fees (as a percentage of Assets)	[106]	0.49%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[106]	1.49%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 252
Expense Example, with Redemption, 3 Years		471
Expense Example, with Redemption, 5 Years		813
Expense Example, with Redemption, 10 Years		1,576
Expense Example, No Redemption, 1 Year		152
Expense Example, No Redemption, 3 Years		471
Expense Example, No Redemption, 5 Years		813
Expense Example, No Redemption, 10 Years		$ 1,576
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2070 Fund | Fidelity Advisor Sustainable Target Date 2070 Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[106]	0.49%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[106]	0.49%
Expense Example, with Redemption, 1 Year		$ 50
Expense Example, with Redemption, 3 Years		157
Expense Example, with Redemption, 5 Years		274
Expense Example, with Redemption, 10 Years		616
Expense Example, No Redemption, 1 Year		50
Expense Example, No Redemption, 3 Years		157
Expense Example, No Redemption, 5 Years		274
Expense Example, No Redemption, 10 Years		$ 616
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2070 Fund | Fidelity Advisor Sustainable Target Date 2070 Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[106]	0.39%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)	[106]	0.39%
Expense Example, with Redemption, 1 Year		$ 40
Expense Example, with Redemption, 3 Years		125
Expense Example, with Redemption, 5 Years		219
Expense Example, with Redemption, 10 Years		493
Expense Example, No Redemption, 1 Year		40
Expense Example, No Redemption, 3 Years		125
Expense Example, No Redemption, 5 Years		219
Expense Example, No Redemption, 10 Years		$ 493
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2070 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity® Sustainable Target Date 2070 Fund/Fidelity Advisor® Sustainable Target Date 2070 Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Sustainable Target Date 2070 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]		secondary objective, capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 116 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. For the period from June 28, 2024 to March 31, 2025, the fund's portfolio turnover rate was 20% (annualized) of the average value of its portfolio.
Portfolio Turnover, Rate		20.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 116 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing at least 80% of assets in underlying funds that are (i) Fidelity® funds that invest in securities of issuers that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes have proven or improving sustainability practices or positive environmental, social and governance (ESG) characteristics (Fidelity® Sustainable Funds), (ii) Fidelity index funds that track an ESG Index (Fidelity® Sustainable Index Funds), and (iii) Fidelity® funds that do not have a principal ESG investment strategy but invest at least 80% of assets in U.S. and international sovereign or government-related debt securities that the Fidelity® Sustainable Target Date Fund Adviser believes have positive ESG characteristics (Fidelity® Traditional Funds) (collectively, underlying Fidelity® Funds). Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Evaluating each security in which a Fidelity® Traditional Fund invests to determine whether 80% of assets are invested in sovereign or government-related debt securities whose issuers have positive ESG characteristics by considering the sustainability practices of the country or other issues based on an evaluation of such issuer's individual ESG profile using the Adviser's proprietary ESG ratings process.The Adviser's proprietary ESG ratings process evaluates the current state of an issuer's sustainability practices using a data-driven framework that includes both proprietary and third-party data, and also provides a qualitative forward-looking assessment of an issuer's sustainability outlook provided by the Adviser's fundamental research analysts and ESG team.Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity® Sustainable Target Date Retirement Fund, approximately 10 to 19 years after the year 2070. The Adviser may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for the fund is expected to take effect by the end of the first quarter of 2027, as illustrated in the following chart. During the fourth quarter of 2025, the Adviser will begin transitioning the neutral asset allocation percentages to achieve the desired allocations. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, long-term inflation-protected bond, short-term inflation protected bond, and long-term treasury bond funds), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who anticipate retiring in or within a few years of 2070 (target retirement date) at or around age 65.Fidelity® Sustainable Funds employ sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Description of Underlying Fidelity® Funds" for additional information. When the neutral asset allocation of a fund matches Fidelity® Sustainable Target Date Retirement Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity® Sustainable Target Date Retirement Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity® Sustainable Target Date Retirement Fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]		Performance history will be available for the fund after the fund has been in operation for one calendar year.
Document Type		497
Registrant Name		Fidelity Aberdeen Street Trust

[1]	AClass A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
[2]	AAdjusted to reflect current fees.
[3]	AFrom May 11, 2023.
[4]	BFrom May 11, 2023.
[5]	BOn Class C shares redeemed less than one year after purchase.
[6]	CFrom May 11, 2023.
[7]	DFrom May 11, 2023.
[8]	EFrom May 11, 2023.
[9]	AClass A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
[10]	AAdjusted to reflect current fees.
[11]	AFrom May 11, 2023.
[12]	BFrom May 11, 2023.
[13]	BOn Class C shares redeemed less than one year after purchase.
[14]	CFrom May 11, 2023.
[15]	DFrom May 11, 2023.
[16]	EFrom May 11, 2023.
[17]	AClass A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
[18]	AAdjusted to reflect current fees.
[19]	AFrom May 11, 2023.
[20]	BFrom May 11, 2023.
[21]	BOn Class C shares redeemed less than one year after purchase.
[22]	CFrom May 11, 2023.
[23]	DFrom May 11, 2023.
[24]	EFrom May 11, 2023.
[25]	AClass A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
[26]	AAdjusted to reflect current fees.
[27]	AFrom May 11, 2023.
[28]	BFrom May 11, 2023.
[29]	BOn Class C shares redeemed less than one year after purchase.
[30]	CFrom May 11, 2023.
[31]	DFrom May 11, 2023.
[32]	EFrom May 11, 2023.
[33]	AClass A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
[34]	AAdjusted to reflect current fees.
[35]	AFrom May 11, 2023.
[36]	BFrom May 11, 2023.
[37]	BOn Class C shares redeemed less than one year after purchase.
[38]	CFrom May 11, 2023.
[39]	DFrom May 11, 2023.
[40]	EFrom May 11, 2023.
[41]	AClass A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
[42]	AAdjusted to reflect current fees.
[43]	AFrom May 11, 2023.
[44]	BFrom May 11, 2023.
[45]	BOn Class C shares redeemed less than one year after purchase.
[46]	CFrom May 11, 2023.
[47]	DFrom May 11, 2023.
[48]	EFrom May 11, 2023.
[49]	AClass A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
[50]	AAdjusted to reflect current fees.
[51]	AFrom May 11, 2023.
[52]	BFrom May 11, 2023.
[53]	BOn Class C shares redeemed less than one year after purchase.
[54]	CFrom May 11, 2023.
[55]	DFrom May 11, 2023.
[56]	EFrom May 11, 2023.
[57]	AClass A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
[58]	AAdjusted to reflect current fees.
[59]	AFrom May 11, 2023.
[60]	BFrom May 11, 2023.
[61]	BOn Class C shares redeemed less than one year after purchase.
[62]	CFrom May 11, 2023.
[63]	DFrom May 11, 2023.
[64]	EFrom May 11, 2023.
[65]	AClass A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
[66]	AAdjusted to reflect current fees.
[67]	AFrom May 11, 2023.
[68]	BFrom May 11, 2023.
[69]	BOn Class C shares redeemed less than one year after purchase.
[70]	CFrom May 11, 2023.
[71]	DFrom May 11, 2023.
[72]	EFrom May 11, 2023.
[73]	AClass A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
[74]	AAdjusted to reflect current fees.
[75]	AFrom May 11, 2023.
[76]	BFrom May 11, 2023.
[77]	BOn Class C shares redeemed less than one year after purchase.
[78]	CFrom May 11, 2023.
[79]	DFrom May 11, 2023.
[80]	EFrom May 11, 2023.
[81]	AClass A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
[82]	AAdjusted to reflect current fees.
[83]	AFrom May 11, 2023.
[84]	BFrom May 11, 2023.
[85]	BOn Class C shares redeemed less than one year after purchase.
[86]	CFrom May 11, 2023.
[87]	DFrom May 11, 2023.
[88]	EFrom May 11, 2023.
[89]	AClass A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
[90]	AAdjusted to reflect current fees.
[91]	AFrom May 11, 2023.
[92]	BFrom May 11, 2023.
[93]	BOn Class C shares redeemed less than one year after purchase.
[94]	CFrom May 11, 2023.
[95]	DFrom May 11, 2023.
[96]	EFrom May 11, 2023.
[97]	AClass A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
[98]	AAdjusted to reflect current fees.
[99]	AFrom May 11, 2023.
[100]	BFrom May 11, 2023.
[101]	BOn Class C shares redeemed less than one year after purchase.
[102]	CFrom May 11, 2023.
[103]	DFrom May 11, 2023.
[104]	EFrom May 11, 2023.
[105]	AClass A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
[106]	AAdjusted to reflect current fees.
[107]	BOn Class C shares redeemed less than one year after purchase.